Income taxes	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income taxes

Note 13 – Income taxes

United States

Knorex US was incorporated in the State of Delaware and holds its operation in the state of California. Knorex US is subject to a federal income tax rate of 21% and California income tax rate of 8.84%.

Singapore

Knorex SG is incorporated in Singapore and is subject to Singapore income tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first US$7,415 (S$10,000) taxable income and 50% of the next US$140,887 (S$190,000) taxable income are exempted from income tax.

Vietnam

The Company’s subsidiary operating in Vietnam is subject to the Vietnam Income Tax at a standard income tax rate of 20%.

Other Countries

The Company’s other subsidiaries with operations in other countries (Malaysia, Thailand, Australia, India, and China) are insignificant to its operations for the six months ended June 30, 2025 and 2024.

The United States and foreign components of income (loss) before income taxes were comprised of the following:

	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024
	US$	US$
U.S.	$(1,632,480)	$(796,897)
Singapore	(2,270,583)	(1,592,765)
Vietnam	(380,993)	-
Other Countries	(259,254)	(530,084)
Total loss before income taxes	$(4,543,310)	$(2,919,746)

The provision for income taxes consisted of the following:

	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024
	US$	US$
Current	$71,624	$16,248
Deferred	3,139	-
Provision for income taxes	$74,763	$16,248

The following table reconciles U.S. statutory rates to the Company’s effective tax rate:

	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024

U.S. federal statutory rate	21.0%	21.0%
State of California statutory rate	8.8%	8.8%
State of California tax deduction on federal	(1.8)%	(1.8)%
Tax rate differential outside of U.S.	(3.3)%	(8.5)%
Deferred tax assets relating to valuation allowance	(26.3)%	(20.1)%
Effective tax rate	(1.6)%	(0.6)%

The following table sets forth the significant components of the aggregate deferred tax assets of the Company:

	As of June 30, 2025	As of December 31, 2024
	US$	US$
Deferred Tax Assets
Net operating loss carryforwards – U.S.	$6,214,210	$5,575,673
Net operating loss carryforwards – Singapore	3,650,526	3,886,272
Net operating loss carryforwards – Other counties	719,100	718,791
Less: valuation allowance	(10,583,836)	(10,180,736)
Deferred tax assets, net	$-	$-

As of June 30, 2025 and December 31, 2024, the Company had net operating losses carry forward of approximately US$23.3 million and US$19.9 million, respectively, from the Company’s U.S. subsidiaries. The net operating losses can be carried forward indefinitely. Due to the Company’s U.S. subsidiaries have been operating at losses, the Company is uncertain when these net operating losses can be utilized. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses of approximately US$6.2 million and US$5.6 million related to U.S. subsidiary as of June 30, 2025 and December 31, 2024, respectively.

As of June 30, 2025 and December 31, 2024, the Company and its Singapore subsidiary had net operating losses carry forward of approximately US$23.8 million and US$22.9 million, respectively, from the Company and its Singapore subsidiary. The net operating losses from the Company and its Singapore subsidiary can be carried forward indefinitely. Due to the Company and its Singapore subsidiary have been operating at losses, the Company is uncertain when these net operating losses can be utilized. As a result, the Company provided a 100% allowance on deferred tax assets on net operating losses of approximately US$3.7 million and US$3.9 million related the Company and its Singapore as of June 30, 2025 and December 31, 2024, respectively.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur interest and penalties tax for the six months ended June 30, 2025 and 2024.